FRANKLIN TEMPLETON INVESTMENTS
                        One Franklin Parkway
                      San Mateo, CA 94403-1906




November 4, 2003


Filed Via EDGAR (CIK #0000083297)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

      RE:  FRANKLIN CAPITAL GROWTH FUND
           File Nos. 2-10103 and 811-334

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 30, 2003.

Sincerely yours,

FRANKLIN CAPITAL GROWTH FUND



/s/ David P. Goss
Associate General Counsel

DPG/jg

cc:   Bruce G. Leto, Esq.